Credit Facilities and Other Financing Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Facilities and Other Financing Arrangements

Note 7 – Credit Facilities and Other Financing Arrangements

Oxford Credit Facility

On March 28, 2024, the Company entered into a loan agreement and related revolving credit note with Oxford Commercial Finance (“Oxford”). The agreement was for a two-year term and established a secured asset-backed revolving credit facility that was comprised of a maximum $2,000,000 revolving credit facility. Availability under the credit facility was determined monthly by a borrowing base comprised of a percentage of eligible accounts receivable of the borrowers. The Company’s obligations under the credit agreement were secured by a continuing security interest in all property of each Loan Party, subject to certain excluded collateral. As of June 30, 2024, there was no availability under the Credit Facility as there were no eligible accounts receivable.

On October 17, 2024, the Company terminated the loan agreement and note and paid Oxford a termination fee of $40,000. As of the date of termination, the Company had no outstanding amounts owed to Oxford.

Agile Capital Merchant Cash Advance

In connection with the acquisition of SemiCab, Inc.’s business, the Company assumed a merchant cash advance that was payable to Agile Capital Funding, LLC that had been incurred under a financing agreement that SemiCab, Inc. had entered into on March 22, 2024. The initial amount borrowed was $315,000, with net proceeds to SemiCab, Inc. in the amount of $300,000. Repayment terms consisted of weekly payments in the amount of $16,200 for 28 weeks for a total repayment of $453,600. The effective interest rate for the borrowings was 15% per year. As of December 31, 2024, the merchant cash advance had been repaid in full.

Cedar Advance Merchant Cash Advance

In connection with the acquisition of SemiCab, Inc.’s business, the Company assumed a merchant cash advance that was payable to Cedar Advance, LLC that had been incurred under a financing agreement that SemiCab, Inc. had entered into on May 8, 2024. The initial amount borrowed was $215,000, with net proceeds to SemiCab, Inc. in the amount of $204,300. Repayment terms consisted of weekly payments in the amount of $11,100 for 28 weeks for a total repayment of $312,000. The effective interest rate for the borrowings was 18% per year. As of December 31, 2024, the merchant cash advance had been repaid in full.

Previously Reported [Member]
Credit Facilities and Other Financing Arrangements

Note 7 – Credit Facilities and Other Financing Arrangements

Fifth Third Bank Asset-Backed Revolving Credit Facility

On October 14, 2022, the Company entered into a loan and security agreement with Fifth Third Financial Corporation. The credit agreement established a secured asset-backed revolving credit facility that was comprised of a maximum $15,000,000 revolving credit facility. Availability under the credit facility was determined monthly by a borrowing base comprised of a percentage of eligible accounts receivable and eligible inventory of the Company. The Company’s obligations under the credit agreement are secured by a continuing security interest in all property of each loan party, subject to certain excluded collateral.

Costs associated with the closing of the credit agreement of $254,000 were deferred and amortized over life of the loan. During the nine months ended December 31, 2023, the Company incurred amortization expense of $215,000 associated with the amortization of deferred financing costs from the credit agreement.

Borrowings under the credit facility took the form of base rate loans at interest rates of the greater of either: (a) the Prime Rate plus 0.50%, or (b) the Secured Overnight Financing Rate 30-day term rate plus 3%, subject to a minimum of 0.050% in either case. The Company incurred interest expense of 43,000 for the nine months ended December 31, 2023.

On May 19, 2023, the Company executed a Waiver and First Amendment agreement which provided for a waiver of previous defaults and instituted new covenants. On November 17, 2023, the Company voluntarily terminated the credit agreement as the Company could not comply with the debt coverage financial covenant effective September 30, 2023. There was no balance outstanding on the credit agreement as of the termination date.

Oxford Credit Facility

On March 28, 2024, the Company entered into a loan agreement and related revolving credit note with Oxford Commercial Finance (“Oxford”). The agreement was for a two-year term and established a secured asset-backed revolving credit facility that was comprised of a maximum $2,000,000 revolving credit facility. Availability under the credit facility was determined monthly by a borrowing base comprised of a percentage of eligible accounts receivable of the borrowers. The Company’s obligations under the credit agreement were secured by a continuing security interest in all property of each Loan Party, subject to certain excluded collateral.

On October 17, 2024, the Company terminated the loan agreement and note and paid Oxford a termination fee of $40,000. As of the date of termination, the Company had no outstanding amounts owed to Oxford. During the year ended December 31, 2024, the Company incurred interest expense of $77,000 for financing costs associated with the credit agreement.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Agile Capital Merchant Cash Advance

In connection with the acquisition of SemiCab, Inc.’s business, the Company assumed a merchant cash advance that was payable to Agile Capital Funding, LLC that had been incurred under a financing agreement that SemiCab, Inc. had entered into on March 22, 2024. The initial amount borrowed was $315,000, with net proceeds to SemiCab, Inc. in the amount of $300,000. Repayment terms consisted of weekly payments in the amount of $16,200 for 28 weeks for a total repayment of $453,600. The effective interest rate for the borrowings is 15% per year. The Company incurred $105,400 of interest expense under this financing agreement during the year ended December 31, 2024. As of December 31, 2024, the merchant cash advance had been repaid in full.

Cedar Advance Merchant Cash Advance

In connection with the acquisition of SemiCab, Inc.’s business, the Company assumed a merchant cash advance that was payable to Cedar Advance, LLC that had been incurred under a financing agreement that SemiCab, Inc. had entered into on May 8, 2024. The initial amount borrowed was $215,000, with net proceeds to SemiCab, Inc. in the amount of $204,300. Repayment terms consisted of weekly payments in the amount of $11,100 for 28 weeks for a total repayment of $312,000. The effective interest rate for the borrowings is 18% per year. The Company incurred $88,800 of interest expense under this financing agreement during the year ended December 31, 2024. As of December 31, 2024, the merchant cash advance had been repaid in full.